Cover	Feb. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 05, 2026
Entity Registrant Name	KKR & CO. INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34820
Entity Tax Identification Number	88-1203639
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001404912
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KKR
Security Exchange Name	NYSE
6.25% Series D Mandatory Convertible Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.25% Series D Mandatory Convertible Preferred Stock
Trading Symbol	KKR PR D
Security Exchange Name	NYSE
4.625% Subordinated Notes due 2061 of KKR Group Finance Co. IX LLC
Entity Information [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due 2061 of KKR Group Finance Co. IX LLC
Trading Symbol	KKRS
Security Exchange Name	NYSE
6.875% Subordinated Notes due 2065
Entity Information [Line Items]
Title of 12(b) Security	6.875% Subordinated Notes due 2065
Trading Symbol	KKRT
Security Exchange Name	NYSE